SHARE-BASED COMPENSATION - SCHEDULE OF UNVESTED RESTRICTED STOCK UNIT ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of units, beginning	21,968	28,881
Weighted Average Grant date fair value, beginning	$ 22.26	$ 21.62
Number of units, Granted		3,000
Weighted Average Grant date fair value, Granted		$ 24.58
Number of units, Vested	(5,492)	(9,913)
Weighted Average Grant date fair value, Vested	$ 21.30	$ 21.10
Number of units, Ending		21,968
Weighted Average Grant date fair value, Ending		$ 22.26